SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 2,939,263	$ 3,357,673
Total Selling Commissions and Platform Fees	2,939,263	3,357,673
Millburn Multi Markets Trading L P [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	2,955,747	3,363,860
Platform Fees		14,937
Total Selling Commissions and Platform Fees	2,955,747	3,378,797
Millburn Multi Markets Trading L P [Member] | U S Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	2,939,263	3,342,736
Platform Fees		14,937
Total Selling Commissions and Platform Fees	2,939,263	3,357,673
Millburn Multi Markets Trading L P [Member] | Cayman Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	16,484	21,124
Platform Fees
Total Selling Commissions and Platform Fees	$ 16,484	$ 21,124